Dividend (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends relating to reporting period:
First interim dividend (in USD per share)	$ 0.0684	$ 0.0626	$ 0.0574
Second interim dividend (in USD per share)	0.1629	0.1421	0.1304
Total (in USD per share)	$ 0.2313	$ 0.2047	$ 0.1878
First interim dividend	$ 185	$ 172	$ 154
Second interim dividend	433	392	359
Total	$ 618	$ 564	$ 513
Dividends paid in reporting period:
First interim dividend (in USD per share)	$ 0.0684	$ 0.0626	$ 0.0574
Second interim dividend for prior year (in USD per share)	0.1421	0.1304	0.1186
Total (in USD per share)	$ 0.2105	$ 0.193	$ 0.176
Current year first interim dividend	$ 185	$ 172	$ 154
Second interim dividend for prior year	390	361	320
Total	$ 575	$ 533	$ 474